BUSINESS COMBINATION AND ASSET ACQUISITION (Narrative 4) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Estimated useful lives	10 years
Amortization expense of acquired Intangible assets		$ 9,132	$ 5,293	$ 318
Changes in fair value of contingent considerations		1,247	13,936
Impairment of goodwill		26,569
Blockchain Alliance Technologies
Business Acquisition [Line Items]
Total acquisition costs	$ 766
Fair value of the contingent consideration			1,247
Changes in fair value of contingent considerations		1,247	$ 13,936
Internet domain name and brand name | Blockchain Alliance Technologies
Business Acquisition [Line Items]
Estimated useful lives	10 years
Impairment of goodwill		$ 48,555